Share Capital and Reserves	12 Months Ended
Mar. 31, 2019
Miscellaneous equity [abstract]
Share Capital and Reserves

9.	SHARE CAPITAL AND RESERVES

(a)	Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

As at March 31, 2019, there were 170,602,894 Common Shares issued and outstanding (March 31, 2018 – 168,786,227).

(b)	Issued share capital

During the year ended March 31, 2019, the Company issued 1,816,667 Common Shares pursuant to property agreements (note 6(b)).

During the year ended March 31, 2018, the Company issued 3,761,111 Common Shares pursuant to property agreements (note 6(b)).

In September 2017, the Company announced a private placement financing, issuing 13,045,500 Common Shares at a price of $0.20 per Common Share for gross proceeds of $2,609,100 and incurred share issuance costs of $127,800 for net proceeds of $2,481,300.

In September 2017, the Company issued 6,555,555 Common Shares pursuant to the exercise of share purchase warrants (note 9(c)).

(c)	Share purchase warrants

The following common share purchase warrants were outstanding at March 31, 2019 and 2018:

	Exercise price	March 31, 2019	March 31, 2018
Issued pursuant to the 2016 Loan (i)	$0.08	5,000,000	5,000,000
Total		5,000,000	5,000,000

(i)	2016 loan warrants

In November 2016, 10,000,000 share purchase warrants were issued pursuant to the 2016 Loan (note 8(a)). The fair value of these warrants at issue was determined to be $607,406 at $0.06 per warrant using the Black-Scholes model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; underlying market price of $0.08; expiry term of 3 years; and, dividend yield of nil.

In September 2017, 5,000,000 of these warrants were exercised leaving 5,000,000 of these warrants outstanding.

(ii)	2015 loan warrants

In September 2015, 5,555,555 share purchase warrants were issued pursuant to the 2015 Loan (note 8(b)). The fair value of these warrants at issue was determined to be $322,143 at $0.06 per warrant using the Black-Scholes model and based on the following assumptions: risk-free rate of 0.51%; expected volatility of 130%; underlying market price of $0.09; expiry term of 2 years; and, dividend yield of nil.

In 2017, these warrants were exercised.